Offerings - Offering: 1	Nov. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 1,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 87
Offering Note

(1)	This registration statement relates to the aggregate offering of $1,000,000 of common shares of beneficial interest of the Fund. The Maximum Aggregate Offering Price is estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee.